Label	Element	Value
O'Shaughnessy Market Leaders Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	O’Shaughnessy Market Leaders Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The O’Shaughnessy Market Leaders Value Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares, which are not reflected in the tables or examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96.82% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.82%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes, including but not limited to, American Depositary Receipts (“ADRs”), preferred stocks, limited partnerships, and convertible securities. O’Shaughnessy Asset Management, LLC (the “Adviser”) employs a bottom-up, quantitative, factor-based approach to security selection based on research and analysis of historical data. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancing of the Fund’s portfolio. For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria. The Fund may from time to time emphasize investment in certain sectors of the market. As of July 31, 2022, 26% of the Fund’s total investments were invested in the financials sector.
The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, low valuations, strong financial strength, conservative earnings reporting (earnings quality), strong earnings growth, market capitalization and volume. The Fund selects companies that offer a strong “shareholder yield” – the combination of dividend yield and the rate at which the company is buying back shares of its stock – at the time of initial purchase. While stocks often have both a strong dividend yield and a high rate of share repurchases, that may not always be the case. An individual stock may be deemed to be attractive even if its entire shareholder yield is generated from either dividends or share repurchases. Due to ongoing research, the Adviser may modify the characteristics utilized in the investment strategy, without prior notice to shareholders, in order to better achieve the investment objective.
The Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may invest up to 25% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e., ADRs, European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).
		The Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund. The following principal risks could affect the value of your investment:
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.
•Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.
•Large-Sized Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.
•Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.
◦Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.
•REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.
•Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.
•Depositary Receipts Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
•Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.
•Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
		•Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund’s Class I shares from year to year. The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.osfunds.com or by calling the Fund toll-free at 1-877-291-7827.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-291-7827
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2022 was -17.87%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 20.85% for the quarter ended December 31, 2020 and the lowest quarterly return was -30.77% for the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.77%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
O'Shaughnessy Market Leaders Value Fund | Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
Since Inception	rr_AverageAnnualReturnSinceInception	13.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
O'Shaughnessy Market Leaders Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OFVIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 653
Annual Return 2017	rr_AnnualReturn2017	24.64%
Annual Return 2018	rr_AnnualReturn2018	(12.93%)
Annual Return 2019	rr_AnnualReturn2019	26.04%
Annual Return 2020	rr_AnnualReturn2020	1.75%
Annual Return 2021	rr_AnnualReturn2021	30.46%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.46%
5 Years	rr_AverageAnnualReturnYear05	12.67%
Since Inception	rr_AverageAnnualReturnSinceInception	14.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
O'Shaughnessy Market Leaders Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	29.90%
5 Years	rr_AverageAnnualReturnYear05	11.81%
Since Inception	rr_AverageAnnualReturnSinceInception	13.38%
O'Shaughnessy Market Leaders Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.42%
5 Years	rr_AverageAnnualReturnYear05	9.94%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%